CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contract revenue	$ 4,295,400	$ 6,316,998	$ 10,770,538	$ 12,466,050	$ 25,175,887	$ 24,266,274	$ 20,993,605
Operating expenses:
Research and development	3,402,545	4,918,655	8,636,020	9,624,012	19,509,629	21,219,853	20,875,536
General and administrative	2,332,730	2,780,099	4,612,525	5,728,580	11,628,732	14,311,079	18,015,761
Depreciation and amortization (including $4,635,489 impairment charges in 2010)	41,854	76,448	94,456	162,358	303,916	461,073	5,655,865
Total operating expenses	5,777,129	7,775,202	13,343,001	15,514,950	31,442,277	35,992,005	44,547,162
Loss from operations	(1,481,729)	(1,458,204)	(2,572,463)	(3,048,900)	(6,266,390)	(11,725,731)	(23,553,557)
Other income (expenses):
Interest income	1,656	4,819	2,439	7,807	17,808	16,660	6,955
Interest expense	(100,027)	(111,353)	(199,818)	(114,381)	(342,561)	(54,573)	(5,936,480)
Gain on sale of assets held for sale						781,760
Realization of cumulative translation adjustment					1,227,656
Change in fair value of derivative instruments	352,824	823,809	(552,953)	(167,853)	591,039	7,144,983	(5,457,550)
Other income (expense)	2,110	519	(4,013)	53,434	47,862	39,328	91,355
Total other income (expense)	256,563	717,794	(754,345)	(220,993)	1,541,804	7,928,158	(11,295,720)
Net loss before provision for income taxes	(1,225,166)	(740,410)	(3,326,808)	(3,269,893)	(4,724,586)	(3,797,573)	(34,849,277)
Provision for income taxes	(11,206)	(16,133)	(20,949)	(166,538)	(195,529)
Net loss	$ (1,236,372)	$ (756,543)	$ (3,347,757)	$ (3,436,431)	$ (4,920,115)	$ (3,797,573)	$ (34,849,277)
Basic and diluted net loss per share	$ (0.02)	$ (0.02)	$ (0.07)	$ (0.07)	$ (0.10)	$ (0.08)	$ (1.08)
Weighted average shares used in calculation of basic and diluted net loss per share	49,749,167	48,325,945	49,058,014	48,297,919	48,323,067	47,331,763	32,309,621